Variable Interest Entities (Tables)	6 Months Ended
Sep. 30, 2012
Schedule Of Assets And Liabilities Of Consolidated Variable Interest Entities

Consolidated VIEs	Consolidated assets
At March 31, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,408,549	¥34,260	¥46,684	¥2,181	¥435,800	¥4,846,147	¥43,477
Investment funds	1,795,862	19,556	56,359	1,526,547	11,550	172	181,678
Special purpose entities created for structured financing	161,353	828	1,755	—	—	148,764	10,006
Repackaged instruments	57,603	—	—	50,983	—	6,620	—
Securitization of the MUFG Group’s assets	2,131,526	—	—	—	—	2,050,818	80,708
Trust arrangements	971,787	—	2,621	64	82,631	882,499	3,972
Others	124,807	254	697	—	107	89,952	33,797

Total	¥10,651,487	¥54,898	¥108,116	¥1,579,775	¥530,088	¥8,024,972	¥353,638

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,421,716	¥—	¥4,741,258	¥222,635	¥457,823
Investment funds	215,030	—	1,580	12,989	200,461
Special purpose entities created for structured financing	159,637	—	10,635	147,868	1,134
Repackaged instruments	57,986	—	—	56,929	1,057
Securitization of the MUFG Group’s assets	2,133,087	—	26,200	2,105,666	1,221
Trust arrangements	970,437	965,003	—	—	5,434
Others	124,239	—	89,390	34,661	188

Total	¥9,082,132	¥965,003	¥4,869,063	¥2,580,748	¥667,318

Consolidated VIEs	Consolidated assets
At September 30, 2012:	Total	Cash and due from banks	Interest-earning deposits in other banks	Trading account assets	Investment securities	Loans	All other assets
	(in millions)
Asset-backed conduits	¥5,109,267	¥27,810	¥51,757	¥3,049	¥437,421	¥4,569,031	¥20,199
Investment funds	2,154,389	82,466	11,312	1,912,916	11,050	163	136,482
Special purpose entities created for structured financing	162,156	1,322	1,712	—	—	144,163	14,959
Repackaged instruments	75,093	—	—	71,277	—	3,816	—
Securitization of the MUFG Group’s assets	1,959,573	—	—	—	—	1,892,266	67,307
Trust arrangements	936,304	—	568	128	87,928	842,392	5,288
Others	105,936	277	706	—	90	71,229	33,634

Total	¥10,502,718	¥111,875	¥66,055	¥1,987,370	¥536,489	¥7,523,060	¥277,869

	Consolidated liabilities
	Total	Deposits	Other short-term borrowings	Long-term debt	All other liabilities
	(in millions)
Asset-backed conduits	¥5,116,210	¥—	¥4,390,805	¥271,788	¥453,617
Investment funds	287,273	—	1,447	12,811	273,015
Special purpose entities created for structured financing	160,216	—	6,445	151,559	2,212
Repackaged instruments	77,601	—	—	74,366	3,235
Securitization of the MUFG Group’s assets	1,953,680	—	25,600	1,926,992	1,088
Trust arrangements	934,336	930,827	—	—	3,509
Others	105,410	—	70,741	34,499	170

Total	¥8,634,726	¥930,827	¥4,495,038	¥2,472,015	¥736,846

Schedule Of Assets And Liabilities Of Non-Consolidated Variable Interest Entities

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At March 31, 2012:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,565,475	¥2,425,746	¥1,798,190	¥12,460	¥207,361	¥1,578,369	¥—	¥—	¥—
Investment funds	2,423,629	291,889	283,273	12,261	91,220	179,792	—	—	—
Special purpose entities created for structured financing	17,110,493	2,431,871	2,044,138	72,140	41,510	1,928,409	2,079	—	—
Repackaged instruments	13,362,168	1,199,028	1,154,691	48,851	769,109	336,731	—	—	—
Trust arrangements	23,451	24,875	23,940	—	—	23,940	—	5,919	5,919
Others	17,578,176	1,658,832	1,341,960	4,917	291,283	1,045,760	—	524	524

Total	¥60,063,392	¥8,032,241	¥6,646,192	¥150,629	¥1,400,483	¥5,093,001	¥2,079	¥6,443	¥6,443

Non-consolidated VIEs			On-balance sheet assets					On-balance sheet liabilities
At September 30, 2012:	Assets	Maximum exposure	Total	Trading account assets	Investment securities	Loans	All other assets	Total	All other liabilities
	(in millions)
Asset-backed conduits	¥9,110,394	¥2,425,905	¥1,783,553	¥3,151	¥205,103	¥1,575,299	¥—	¥—	¥—
Investment funds	3,524,201	433,182	421,338	25,838	164,272	230,245	983	—	—
Special purpose entities created for structured financing	15,593,253	2,461,084	1,896,950	73,097	33,207	1,789,194	1,452	13	13
Repackaged instruments	12,514,678	1,265,111	1,223,200	81,653	875,480	266,067	—	—	—
Trust arrangements	14,467	13,630	12,740	—	—	12,740	—	5,736	5,736
Others	19,182,951	1,654,974	1,305,692	42,639	277,986	985,067	—	34	34

Total	¥59,939,944	¥8,253,886	¥6,643,473	¥226,378	¥1,556,048	¥4,858,612	¥2,435	¥5,783	¥5,783